Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Brands and Trademarks	Customer relationships	Intangible assets under development and prepayments	Other intangible assets	Total
Cost
September 30, 2023	1,444,184	323,259	1,052	6,720	1,775,215
Additions	—	—	10,457	425	10,882
Disposals	—	—	(4)	(938)	(942)
Transfers	—	—	(300)	300	—
Impact of foreign currency translation	(38,369)	(13,338)	(93)	457	(51,343)
September 30, 2024	1,405,815	309,921	11,112	6,964	1,733,812
Additions	—	—	2,288	3,947	6,235
Disposals	—	—	(8)	(15)	(23)
Transfers	—	—	(10,255)	10,530	275
Impact of foreign currency translation	(31,342)	(12,487)	(150)	(445)	(44,424)
September 30, 2025	1,374,473	297,434	2,987	20,981	1,695,875

Accumulated amortization
September 30, 2023	—	(65,472)	—	(4,007)	(69,479)
Amortization	—	(26,662)	—	(1,577)	(28,239)
Disposals	—	—	—	938	938
Transfers	—	—	—	—	—
Impact of foreign currency translation	—	2,820	—	(459)	2,361
September 30, 2024	—	(89,314)	—	(5,105)	(94,419)
Amortization	—	(26,291)	—	(2,375)	(28,666)
Disposals	—	—	—	15	15
Transfers	—	—	—	—	—
Impact of foreign currency translation	—	4,462	—	(19)	4,443
September 30, 2025	—	(111,143)	—	(7,484)	(118,627)

Net book value
September 30, 2024	1,405,815	220,607	11,112	1,859	1,639,393
September 30, 2025	1,374,473	186,291	2,987	13,497	1,577,248

Carrying Value of Indefinite-Lived Intangibles

The following table presents the carrying value of the indefinite-lived intangibles within the current groups of CGUs as of September 30, 2025:

	Americas	EMEA	APAC	Total
September 30, 2025	724,750	506,598	143,125	1,374,473

The following table presents the carrying value of the indefinite-lived intangibles within the previous groups of CGUs as of September 30, 2024:

	Americas	Europe	ASPA	MEAI	Total
September 30, 2024	760,768	485,557	108,786	50,704	1,405,815